United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: Quarter ended 09/30/2011

Item 1. Schedule of Investments

High Yield Bond Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 97.1%
		Aerospace/Defense – 1.6%
$1,750,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	1,763,125
4,775,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	4,464,625
3,200,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	2,960,000
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	1,940,250
2,013,614	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	2,144,499
2,500,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	2,637,500
11,600,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	11,861,000
		TOTAL	27,770,999
		Automotive – 6.0%
2,325,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	2,255,250
2,600,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	2,665,000
3,325,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	3,025,750
516,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	539,220
3,700,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	3,579,750
3,650,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.00%, 6/15/2019	2,865,250
7,300,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.25%, 6/15/2021	5,657,500
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,048,750
700,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	668,500
750,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	716,250
8,550,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	7,994,250
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,454,483
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,052,250
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,785,758
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	5,842,614
10,200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	11,162,972
4,675,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	5,327,289
7,450,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,003,000
700,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	626,500
2,350,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	2,079,750
800,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	844,000
1,725,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	1,778,906
4,428,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	4,560,840
4,000,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	3,700,000
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	4,996,875
4,350,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,241,250
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	429,250
3,175,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,159,125
8,025,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	7,473,281
		TOTAL	104,533,613
		Building Materials – 2.0%
700,000	[1]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	535,500
4,775,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	3,891,625
1,875,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,785,938
2,125,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	2,135,625
2,700,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	2,652,750

Principal Amount or Shares			Value
$4,450,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	4,038,375
9,150,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	8,395,125
5,925,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	4,799,250
3,075,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	2,859,750
5,475,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	4,489,500
		TOTAL	35,583,438
		Chemicals – 3.4%
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,037,500
1,650,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,658,250
6,500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	5,395,000
3,725,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,747,187
6,900,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	6,382,500
3,900,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	3,753,750
3,300,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,225,750
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,658,375
4,925,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	3,398,250
350,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	383,250
4,375,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	4,812,500
4,100,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	3,341,500
3,575,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	3,494,562
6,875,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,356,250
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,454,063
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,294,563
1,925,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	1,689,188
		TOTAL	59,082,438
		Construction Machinery – 1.0%
1,525,000		Case New Holland, Sr. Note, Series WI, 7.875%, 12/1/2017	1,631,750
1,000,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	870,000
2,373,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	2,373,000
3,625,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	3,570,625
1,575,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	1,661,625
7,800,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	7,195,500
		TOTAL	17,302,500
		Consumer Products – 4.2%
3,825,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	3,672,000
5,425,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	5,696,250
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,610,000
1,850,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,963,313
3,032,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	3,191,180
3,900,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	3,997,500
2,129,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,256,740
11,525,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	10,919,937
8,575,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	8,885,844
2,025,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	2,166,750
9,420,770		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	10,245,087
13,725,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	12,764,250
		TOTAL	74,368,851
		Energy – 6.4%
7,325,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	5,136,656

Principal Amount or Shares			Value
$1,075,000	[1,2]	Basic Energy Services, Inc., Bond, Series 144A, 7.75%, 2/15/2019	1,026,625
6,675,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	6,374,625
950,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	909,625
1,225,000		Brigham Exploration Co., Company Guarantee, 6.875%, 6/1/2019	1,200,500
6,275,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	5,365,125
6,700,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	7,504,000
975,000		Chaparral Energy, Inc., Company Guarantee, 8.875%, 2/1/2017	950,625
6,575,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	6,607,875
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,528,125
1,300,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,365,000
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,389,625
1,750,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	1,802,500
2,375,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, Series 144A, 6.50%, 6/1/2021	2,149,375
5,825,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	5,766,750
4,100,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	4,120,500
4,850,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	4,559,000
3,825,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	3,825,000
2,175,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,136,938
1,625,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	1,584,375
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,410,500
2,142,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,259,810
3,925,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	3,473,625
5,475,000	[1,2]	Forbes Energy Services Ltd., Company Guarantee, Series 144A, 9.00%, 6/15/2019	5,091,750
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	4,885,312
3,875,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	3,894,375
4,725,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	4,890,375
5,925,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	5,865,750
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,206,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,060,000
1,775,000	[1,2]	Sesi LLC, Sr. Note, Series 144A, 6.375%, 5/1/2019	1,721,750
5,450,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	5,313,750
		TOTAL	112,375,841
		Entertainment – 1.2%
7,850,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	8,144,375
7,075,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,322,625
800,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	760,000
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
4,525,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	4,626,813
		TOTAL	20,853,813
		Financial Institutions – 6.0%
4,575,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	4,615,031
3,800,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	3,453,250
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	3,294,826
2,555,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,254,788
12,275,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	12,167,594
3,375,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	2,954,816
2,150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,150,000
38,100,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	37,004,625
1,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,090,501

Principal Amount or Shares			Value
$1,225,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	1,067,481
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,080,750
4,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	4,283,875
16,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	16,245,937
1,025,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	1,035,250
14,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	13,100,937
		TOTAL	105,799,661
		Food & Beverage – 4.2%
7,125,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	7,053,750
9,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	9,335,562
3,800,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	3,942,500
3,475,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	2,953,750
925,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	1,001,313
9,025,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	8,551,187
6,675,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	6,791,813
11,875,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	12,320,312
7,450,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	7,431,375
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	4,735,250
2,000,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	2,065,000
8,700,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	7,895,250
		TOTAL	74,077,062
		Gaming – 4.4%
5,106,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	4,965,585
3,725,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, Series 144A, 7.50%, 4/15/2021	3,622,562
8,700,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	8,743,500
9,900,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	10,036,125
8,400,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	8,253,000
14,200,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	12,389,500
1,000,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	1,043,750
800,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	882,000
5,925,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	5,747,250
3,700,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	3,700,000
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,284,000
4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	4,028,250
5,150,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,129,400
3,075,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	3,105,750
5,100,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	5,049,000
		TOTAL	77,979,672
		Health Care – 8.6%
6,725,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	6,456,000
4,750,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	4,512,500
6,250,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,296,875
15,200,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	15,846,000
9,625,000	[1,2]	CDRT Merger Sub., Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2019	8,951,250
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,508,375
3,125,000	[1,2]	DJO Finance LLC, Sr. Note, Series 144A, 7.75%, 4/15/2018	2,687,500
1,825,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, Series 144A, 9.75%, 10/15/2017	1,533,000
4,750,000	[1,2]	ExamWorks Group, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2019	4,465,000
3,900,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	3,919,500

Principal Amount or Shares			Value
$5,850,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	5,513,625
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,508,187
1,825,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	1,788,500
16,975,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	15,701,875
5,525,000	[1,2]	Iasis Healthcare, Sr. Note, Series 144A, 8.375%, 5/15/2019	4,502,875
5,575,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	4,933,875
9,950,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	9,900,250
2,450,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,511,250
1,438,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	1,490,128
8,700,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	8,743,500
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.778%, 6/1/2015	1,535,375
7,525,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	7,365,094
1,150,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, Series 144A, 8.50%, 6/1/2015	1,125,563
13,138,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	13,073,211
10,350,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	9,547,875
		TOTAL	150,417,183
		Industrial - Other – 4.1%
4,350,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	4,328,250
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,054,000
1,925,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	1,751,750
1,000,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,085,000
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,899,375
5,700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	5,500,500
3,975,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	3,617,250
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,512,375
4,675,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,616,562
8,225,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	7,854,875
6,025,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	5,211,625
4,000,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	3,960,000
4,275,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	3,355,875
7,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,026,250
2,825,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	3,036,875
4,750,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	4,726,250
1,425,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	1,417,875
785,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	820,325
		TOTAL	72,775,012
		Lodging – 0.2%
3,700,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	3,672,250
		Media — Cable – 1.5%
1,325,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	1,318,375
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,020,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,354,813
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	836,000
3,400,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,315,000
1,050,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	1,021,125
5,800,000	[1,2]	Crown Media Holdings, Inc., Company Guarantee, Series 144A, 10.50%, 7/15/2019	5,771,000
2,725,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	3,065,625
5,750,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	6,238,750
		TOTAL	26,940,688

Principal Amount or Shares			Value
		Media - Non-Cable – 7.6%
$1,850,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	1,905,500
8,950,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	6,690,125
8,325,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	8,553,938
725,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	739,500
6,150,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	5,212,125
4,700,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	4,429,750
6,875,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	7,253,125
7,325,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	5,237,375
5,200,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trust Interests), 8.00%, 11/15/2016	58,500
2,375,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	2,048,438
5,300,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	5,194,000
1,625,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	1,511,250
2,350,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	2,191,375
17,475,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	17,868,187
3,900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	3,919,500
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,715,625
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,406,875
7,775,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	8,435,875
1,200,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	1,290,000
4,701,808		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	4,490,227
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	2,172,625
1,550,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,538,375
2,475,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	2,536,875
1,550,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	1,767,000
4,750,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	4,381,875
8,325,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	8,325,000
4,450,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	4,839,375
9,325,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	9,348,312
4,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,592,875
		TOTAL	132,653,602
		Metals & Mining – 0.1%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
4,325,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	1,924,625
		TOTAL	1,924,808
		Packaging – 3.9%
4,950,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	4,479,750
2,425,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,073,375
2,700,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	2,848,500
6,863,255		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	6,657,357
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,204,688
1,575,000	[1,2]	Crown Americas, LLC, Sr. Note, Series 144A, 6.25%, 2/1/2021	1,582,875
5,150,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	5,207,937
2,275,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	2,297,750
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,023,250
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,384,625
6,150,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	6,057,750
4,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.75%, 5/15/2018	3,825,000
4,825,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	4,125,375

Principal Amount or Shares			Value
$3,650,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	3,230,250
1,850,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,729,750
150,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.875%, 8/15/2019	145,500
3,275,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 8.50%, 10/15/2016	3,299,563
9,500,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	7,552,500
5,500,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	5,568,750
		TOTAL	68,294,545
		Paper – 1.0%
2,200,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	2,310,000
1,450,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,370,250
750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	748,125
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,101,250
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	913,750
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,854,000
3,470,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	3,383,250
5,725,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	6,125,750
		TOTAL	17,806,375
		Restaurants – 1.4%
10,540,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	10,513,650
8,600,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	8,492,500
6,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.847%, 3/15/2014	5,929,375
		TOTAL	24,935,525
		Retailers – 5.1%
3,575,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	3,342,625
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,798,000
8,675,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	6,462,875
1,575,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,464,750
9,975,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	8,728,125
5,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	6,753,250
9,775,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	9,823,875
2,275,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,388,750
4,725,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	5,055,750
9,950,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	10,323,125
1,875,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	1,809,375
10,100,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	9,367,750
6,325,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	6,720,312
8,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	8,706,250
4,800,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	4,104,000
		TOTAL	88,848,812
		Services – 1.8%
7,425,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	7,610,625
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,378,250
3,325,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	3,632,562
5,800,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	5,481,000
775,000		West Corp., Company Guarantee, 8.625%, 10/1/2018	757,563
9,300,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	9,625,500
		TOTAL	31,485,500

Principal Amount or Shares			Value
		Technology – 12.0%
$5,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	5,803,875
7,950,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	7,274,250
7,025,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	7,095,250
12,975,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	11,482,875
1,700,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	1,632,000
1,500,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	1,245,000
7,600,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	7,448,000
8,675,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	8,761,750
6,675,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	6,024,188
8,025,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	7,302,750
1,950,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	2,037,750
5,050,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	5,277,250
3,900,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	3,100,500
4,250,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	3,378,750
6,675,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	6,708,375
6,625,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	6,840,312
8,025,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	7,744,125
7,350,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	6,872,250
5,750,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	6,210,000
2,600,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	2,593,500
5,800,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	6,119,000
7,025,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	6,638,625
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	6,969,500
6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,623,550
8,050,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	6,399,750
1,934,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,963,010
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,561,000
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,450,000
1,875,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	1,734,375
1,550,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	1,433,750
5,725,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	5,123,875
3,650,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	3,640,875
6,550,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	6,451,750
5,875,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	6,036,562
1,250,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	1,168,750
5,425,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	5,682,688
9,625,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	9,769,375
8,475,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	8,347,875
1,800,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	1,935,000
		TOTAL	209,882,060
		Transportation – 1.0%
5,850,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	5,382,000
5,600,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	5,572,000
4,100,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	3,741,250
1,500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,440,000
474,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	476,370
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,246,875
		TOTAL	17,858,495

Principal Amount or Shares			Value
		Utility - Electric – 2.1%
$9,875,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	9,480,000
3,050,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	2,058,750
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	720,000
1,082,908	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	1,057,706
1,025,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	937,875
1,775,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	1,633,000
10,200,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2018	9,537,000
4,925,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	5,004,046
7,425,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	2,821,500
3,550,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	2,857,750
		TOTAL	36,107,627
		Utility - Natural Gas – 2.5%
9,150,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	9,424,500
9,275,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	9,576,437
1,900,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	1,624,500
5,500,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	5,458,750
7,125,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	6,519,375
1,365,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	1,399,125
1,125,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,223,438
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,424,625
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,960,125
825,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	829,125
		TOTAL	43,440,000
		Wireless Communications – 3.4%
3,125,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,968,750
8,225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	7,854,875
2,425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2,303,750
1,175,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,169,125
3,475,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3,839,875
5,800,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,118,500
5,500,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,362,500
9,200,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	8,763,000
20,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	17,970,375
4,275,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,697,875
		TOTAL	59,048,625
		Wireline Communications – 0.4%
2,200,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	1,949,750
725,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	757,625
4,900,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	4,961,250
		TOTAL	7,668,625
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,741,907,703)	1,703,487,620
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
50,307	[3]	General Motors Co.	1,015,195
12,700,000	[1,3]	General Motors Co. Escrow Shares	158,750
		TOTAL	1,173,945
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	0

Principal Amount or Shares			Value
		Other – 0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $6,468,215)	1,173,945
		PREFERRED STOCK – 0.1%
		Financial Institutions – 0.1%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.000% (IDENTIFIED COST $1,352,990)	2,879,791
		WARRANTS – 0.1%
		Automotive – 0.1%
45,733	[3]	General Motors Co., Warrants	532,332
45,733	[3]	General Motors Co., Warrants	362,663
		TOTAL WARRANTS (IDENTIFIED COST $5,071,060)	894,995
		MUTUAL FUND – 1.0%
17,251,555	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.17% (AT NET ASSET VALUE)	17,251,555
		TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $1,772,051,523)[8]	1,725,687,906
		OTHER ASSETS AND LIABILITIES - NET — 1.6%[9]	28,460,464
		TOTAL NET ASSETS — 100%	$1,754,148,370
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $579,827,165, which represented 33.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $576,172,915, which represented 32.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 2/8/2011	$2,818,054	$2,960,000
American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	1/13/2011	$700,000	$535,500
CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091	$0
General Motors Co. Escrow Shares	4/21/2011	$317,500	$158,750
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	7/31/1998 – 2/24/1999	$6,392	$0
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
7	7-Day net yield.
8	At September 30, 2011, the cost of investments for federal tax purposes was $1,760,600,464. The net unrealized depreciation of investments for federal tax purposes was $34,912,558. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,978,284 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,890,842.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,703,487,437	$183	$1,703,487,620
Equity Securities:
Common Stock
Domestic	1,015,195	158,750	0	1,173,945
International	—	—	0	0
Preferred Stock
Domestic	—	2,879,791	—	2,879,791
Warrants	894,995	—	—	894,995
Mutual Fund	17,251,555	—	—	17,251,555
TOTAL SECURITIES	$19,161,745	$1,706,525,978	$183	$1,725,687,906

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of January 1, 2011	$0	$0	$1,360
Change in unrealized appreciation/depreciation	(13,747)	—	(1,360)
(Sales)	(118)	—	—
Transfers into Level 3	14,048[1]	—	—
Balance as of September 30, 2011	$183	$0	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2011	$(13,747)	$ —	$(1,360)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

Federated Inflation-Protected Securities Core Fund

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 98.8%
		Treasury Securities – 98.8%
$7,117,242		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,269,346
5,122,080		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,104,679
2,926,644		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	3,735,975
4,434,487		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	5,492,528
1,023,490		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	1,057,753
4,328,762		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	4,410,602
751,770		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	786,069
1,387,737		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014	1,454,630
3,625,650		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	4,011,725
1,567,065		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,747,890
1,361,945		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,512,291
2,480,251		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	2,779,722
984,032		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,030,773
1,322,575		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,525,404
4,279,310		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,546,433
4,194,785	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	4,515,457
5,265,175		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	6,059,887
1,651,395		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,948,002
		TOTAL U.S. TREASURY (IDENTIFIED COST $55,537,685)	60,989,166
		Repurchase Agreement – 1.0%
610,000		Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433. (AT COST)	610,000
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $56,147,685)[2]	61,599,166
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[3]	132,961
		TOTAL NET ASSETS — 100%	$61,732,127

1

At September 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4] U.S. Treasury Bond 30 Year Short Futures	70	$9,983,750	December 2011	$(461,773)
[4] U.S. Treasury Note 10 Year Short Futures	140	$18,213,125	December 2011	$(61,670)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(523,443)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	At September 30, 2011, the cost of investments for federal tax purposes was $56,147,685. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $5,451,481. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,486,876 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,395.
3	Assets, other than investments in securities, less liabilities.
4	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
2

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$60,989,166	$ —	$60,989,166
Repurchase Agreement	—	610,000	—	610,000
TOTAL SECURITIES	$ —	$61,599,166	$ —	$61,599,166
OTHER FINANCIAL INSTRUMENTS*	$(523,443)	$ —	$ —	$(523,443)
*	Other financial instruments include futures contracts.
3

Federated Mortgage Core Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount			Value
		Collateralized Mortgage Obligations – 7.6%
		Federal Home Loan Mortgage Corporation – 2.3%
$12,764,530	[1]	REMIC 3144 FB, 0.579%, 4/15/2036	12,737,738
6,818,195	[1]	REMIC 3160 FD, 0.559%, 5/15/2036	6,801,605
3,207,401	[1]	REMIC 3175 FE, 0.539%, 6/15/2036	3,197,381
15,581,389	[1]	REMIC 3179 FP, 0.609%, 7/15/2036	15,569,715
1,779,995	[1]	REMIC 3206 FE, 0.629%, 8/15/2036	1,780,834
9,079,760	[1]	REMIC 3260 PF, 0.529%, 1/15/2037	9,088,752
5,106,774	[1]	REMIC 3296 YF, 0.629%, 3/15/2037	5,087,711
		TOTAL	54,263,736
		Federal National Mortgage Association – 2.0%
1,345,766	[1]	REMIC 2005-63 FC, 0.485%, 10/25/2031	1,337,991
8,851,736	[1]	REMIC 2006-104 FY, 0.575%, 11/25/2036	8,842,649
11,832,112	[1]	REMIC 2006-115 EF, 0.595%, 12/25/2036	11,824,834
2,781,079	[1]	REMIC 2006-43 FL, 0.635%, 6/25/2036	2,782,568
4,839,181	[1]	REMIC 2006-58 FP, 0.535%, 7/25/2036	4,827,418
9,354,374	[1]	REMIC 2006-81 FB, 0.585%, 9/25/2036	9,344,435
9,009,071	[1]	REMIC 2006-85 PF, 0.615%, 9/25/2036	8,997,765
		TOTAL	47,957,660
		Non-Agency Mortgage – 3.3%
3,636,941		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	3,572,202
4,768,456		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	4,349,184
8,766,380		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	7,869,287
3,302,260		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,803,796
8,048,958		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	7,293,165
3,237,433		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,982,322
14,104,559		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	14,111,187
25,000,000		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	24,999,900
10,330,796		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	9,079,872
		TOTAL	77,060,915
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $182,561,165)	179,282,311
		Mortgage-Backed Securities – 95.4%
		Federal Home Loan Mortgage Corporation – 55.1%
59,865,110	[2]	3.500%, 6/1/2026 - 10/1/2026	62,372,342
216,587,317	[2]	4.000%, 7/1/2025 - 10/1/2041	227,440,780
389,744,572		4.500%, 6/1/2019 - 8/1/2041	412,978,055
306,454,942		5.000%, 7/1/2019 - 8/1/2040	328,907,341
214,760,326		5.500%, 3/1/2021 - 12/1/2039	232,768,939
9,294,731		6.000%, 5/1/2014 - 9/1/2037	10,201,599
14,249,306		6.500%, 7/1/2014 - 4/1/2038	15,768,705
1,983,288		7.000%, 12/1/2011 - 9/1/2037	2,248,167
488,462		7.500%, 12/1/2022 - 5/1/2031	561,764
480,122		8.000%, 12/1/2029 - 3/1/2031	552,729
10,254		8.500%, 9/1/2025	11,878
2,745		9.000%, 5/1/2017	2,766
918		9.500%, 4/1/2021	1,070
		TOTAL	1,293,816,135
1

Principal Amount			Value
		Federal National Mortgage Association – 32.4%
$27,471,113	[2]	3.500%, 12/1/2025 - 10/1/2041	28,451,310
148,521,206	[2]	4.000%, 12/1/2025 - 10/1/2041	155,815,320
130,936,449	[2]	4.500%, 12/1/2019 - 10/1/2041	139,028,166
149,784,008	[2]	5.000%, 5/1/2023 - 10/1/2041	161,180,366
133,308,609		5.500%, 9/1/2014 - 7/1/2038	145,185,171
92,598,537		6.000%, 12/1/2013 - 9/1/2039	101,751,808
18,799,816		6.500%, 8/1/2014 - 10/1/2038	20,764,977
7,247,959		7.000%, 3/1/2012 - 6/1/2037	8,190,556
629,413		7.500%, 4/1/2015 - 6/1/2033	719,352
184,527		8.000%, 7/1/2023 - 3/1/2031	211,287
6,090		9.000%, 11/1/2021 - 6/1/2025	6,862
		TOTAL	761,305,175
		Government National Mortgage Association – 7.9%
104,590,996		4.500%, 2/15/2039 - 6/20/2041	113,774,218
35,499,151		5.000%, 1/15/2039 - 8/20/2039	39,003,822
16,537,092		5.500%, 12/15/2038 - 2/15/2039	18,317,183
8,526,459		6.000%, 10/15/2028 - 3/15/2040	9,526,025
853,171		6.500%, 10/15/2028 - 2/15/2032	956,356
1,000,268		7.000%, 11/15/2027 - 12/15/2031	1,145,101
408,841		7.500%, 4/15/2029 - 1/15/2031	470,424
505,643		8.000%, 1/15/2022 - 11/15/2030	585,218
47,989		8.500%, 3/15/2022 - 9/15/2029	55,304
1,772		9.500%, 10/15/2020	2,058
115,217		12.000%, 4/15/2015 - 6/15/2015	128,228
		TOTAL	183,963,937
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,132,967,031)	2,239,085,247
		U.S. Treasury – 0.9%
20,000,000		United States Treasury Notes, 2.125%, 8/15/2021 (IDENTIFIED COST $19,965,871)	20,392,188
		Repurchase Agreements – 15.0%
95,073,000	[1]	Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433.	95,073,000
128,928,000	[1,3]	Interest in $255,503,000 joint repurchase agreement 0.10%, dated 9/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $255,523,582 on 10/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $263,178,324.	128,928,000
127,770,000	[1,3]	Interest in $292,493,000 joint repurchase agreement 0.14%, dated 9/13/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $292,527,124 on 10/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $300,378,727.	127,770,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	351,771,000
		TOTAL INVESTMENTS — 118.9% (IDENTIFIED COST $2,687,265,067)[4]	2,790,530,746
		OTHER ASSETS AND LIABILITIES - NET — (18.9)%[5]	(443,030,531)
		TOTAL NET ASSETS — 100%	$2,347,500,215

1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2

4	At September 30, 2011, the cost of investments for federal tax purposes was $2,687,265,067. The net unrealized appreciation of investments for federal tax purposes was $103,265,679. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $106,718,099, and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,452,420.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2011.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date November 17, 2011